SCHEDULE OF NON-VESTED SHARES (Details)	12 Months Ended
Dec. 31, 2024 shares
Equity [Abstract]
Number of shares	4,368,000
Number of shares granted	1,895,000
Number of shares forfeited or expired	(1,848,000)
Number of shares vested	(2,684,000)
Number of shares	1,731,000